Provisions - Summary of Changes in Provisions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Provisions [Line Items]
Beginning balance	$ 1,262,379	$ 1,786,839
Increase (decrease) in existing provisions	181,876	(250,038)
Provision used	(127,586)	(174,348)
Effects update	89,713	119,966
Foreign currency translation	(249,715)	(115,711)
Transfer to P&L	(102,342)	(104,329)
Total Changes in Provisions	(208,054)	(524,460)
Ending balance	1,054,325	1,262,379
Provisions for Legal Proceedings
Disclosure Of Other Provisions [Line Items]
Beginning balance	1,122,551	1,691,736
Increase (decrease) in existing provisions	199,922	(308,689)
Provision used	(120,184)	(155,974)
Effects update	84,576	113,879
Foreign currency translation	(243,627)	(114,476)
Transfer to P&L	(102,187)	(103,925)
Total Changes in Provisions	(181,500)	(569,185)
Ending balance	941,051	1,122,551
Decommissioning or Restoration
Disclosure Of Other Provisions [Line Items]
Beginning balance	129,309	87,720
Increase (decrease) in existing provisions	(26,906)	46,020
Provision used	(6,654)	(10,196)
Effects update	3,514	5,933
Foreign currency translation	(6,529)	(168)
Transfer to P&L	(140)
Total Changes in Provisions	(36,715)	41,589
Ending balance	92,594	129,309
Provision for environmental issues
Disclosure Of Other Provisions [Line Items]
Beginning balance	10,519	7,383
Increase (decrease) in existing provisions	8,860	12,631
Provision used	(748)	(8,178)
Effects update	1,623	154
Foreign currency translation	441	(1,067)
Transfer to P&L	(15)	(404)
Total Changes in Provisions	10,161	3,136
Ending balance	$ 20,680	$ 10,519